UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill, New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill, New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-453-4392

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

FAM VALUE FUND

September 30, 2006 (unaudited)

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE

AUTOMOTIVE	CARMAX, INC. *	300,000	12,513,000

AUTOMOTIVE PARTS &	GENTEX CORP	719,300	10,221,253
EQUIPMENT

BANKING	M&T BANKCORP	143,000	17,154,280

	TCF FINANCIAL CORP	796,000	20,926,840

	WESTAMERICA BANCORP	386,100	19,501,911
			57,583,031

LIFE INSURANCE	PROTECTIVE LIFE CORP	471,400	21,566,550

MACHINERY	DONALDSON COMPANY	311,200	11,483,280
& EQUIPMENT
	IDEX CORP.	514,500	22,149,225

	GRACO	261,550	10,216,143

	KAYDON CORP	780,750	28,903,365

			72,752,013

PUBLISHING	JOHN WILEY & SON	661,700	23,827,817

RESTAURANTS	OUTBACK STEAKHOUSE	509,700	16,162,587

	YUM! BRANDS, INC .	416,800	21,694,440
			37,857,027

REGISTERED	ALLIED CAPITAL CORP	736,391	22,246,372
INVESTMENT COMPANY

PROPERTY	BERKSHIRE HATHAWAY	395	37,841,000
& CASUALTY INSURANCE

	MARKEL CORPORATION *	61,850	25,399,321

	WHITE MOUNTAINS INS	108,275	53,808,344
			117,048,665

INSURANCE AGENCY	BROWN & BROWN INC	1,879,696	57,443,509

MEDIA	MEREDITH CORP	447,450	22,072,708

RECREATION	INTERNATIONAL SPEEDWAY	515,688	25,701,889
& ENTERTAINMENT

PHARMACEUTICALS	BARR PHARMACEUTICALS*	250,000	12,985,000

CONSTRUCTION	FLORIDA ROCK INDS.	177,075	6,854,573
MATERIALS

	MARTIN MARIETTA MAT.	253,443	21,446,346

	VULCAN MATERIALS	306,165	23,957,411
			52,258,330

ELECTRONIC EQUIPMENT	COGNEX CORP	39,200	990,192

	ZEBRA TECHNOLOGY *	638,502	22,820,061
			23,810,253

RETAIL STORES	ROSS STORES, INC	941,422	23,413,333

	BED BATH & BEYOND	613,000	23,453,380

	WHOLE FOODS MARKET	100,000	5,943,000
			52,809,713

HOME FURNISHING	ETHAN ALLEN INTERIOR	343,575	11,908,309

	MOHAWK INDUSTRIES *	168,100	12,515,045
			24,423,354

INVESTMENT	FEDERATED INVESTORS	1,050,000	35,500,500
MANAGEMENT

CONSUMER PRODUCTS	CSS INDUSTRIES	184,075	5,470,709

HEALTH CARE	AMSURG CORP. *	696,150	15,496,299
SERVICES

	LINCARE HOLDINGS	350,000	12,124,000

	PEDIATRIX MEDICAL *	200,000	9,120,000

			36,740,299

RETAIL APPAREL	LIZ CLAIBORNE INC.	635,150	25,094,776

WHOLESALE	SCP POOL CORP	275,950	10,624,075
DISTRIBUTION
	CDW CORP.	402,900	24,850,872
			35,474,947

RECREATION VEHICLES	WINNEBAGO INDUSTRIES	559,000	17,541,420

COMPUTER SOFTWARE & SVC.	KRONOS	344,000	11,726,960

TELECOMMUNICATIONS	HICKORY TECH CORP	33,570	234,990
SERVICES

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	300000	10,590,000

REAL ESTATE INVESTMENT TR.	PLUM CREEK TIMBER	300000	10,212,000

REAL ESTATE	FOREST CITY ENTERPRI	400,000	21,720,000
DEVELOPMENT

TRANSPORTATION	HEARTLAND EXPRESS	1,333,333	20,906,661

	FORWARD AIR CORP	116233	3,846,149
			24,752,810

TOTAL COMMON SHARES			882,179,895

TREASURY BILLS	US TREASURY BILL 11-16-06	90,000,000	89,461,800

MONEY MARKET FUND	FIRST AMERICAN TREASURY FUND	44,969,543	44,969,543

TOTAL INVESTMENTS:			1,016,611,238

                                                                *   Non-income- producing security

FAM EQUITY-INCOME FUND

September 30, 2006 (unaudited)
INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKETVALUE

AUTOMOTIVE PARTS &	GENTEX CORP	205,000	2,913,050
EQUIPMENT

BANKING	WEST AMERICA BANCORP	118,000	5,960,180

	TCF FINANCIAL CORP	193,000	5,073,970
			11,034,150

LIFE INSURANCE	PROTECTIVE LIFE CORP	88,219	4,036,019

MACHINERY	IDEX CORP.	100,137	4,310,897
& EQUIPMENT

	KAYDON CORP	100,000	3,702,000

	DONALDSON COMPANY	88800	3,276,720
			11,289,617

TELECOMMUNICATIONS	HICKORY TECH CORP	40,635	284,445
SERVICES

RESTAURANTS	OUTBACK STEAKHOUSE	85,350	2,706,448

REGISTERED	ALLIED CAPITAL CORP	193,714	5,852,099
INVESTMENT COMPANY

PROPERTY	WHITE MOUNTAINS INS	14,775	7,342,584
& CASUALTY INSURANCE

INSURANCE AGENCY	BROWN & BROWN INC	121,200	3,703,872

RECREATION &	INTERNATIONAL SPEEDWAY	142,500	7,102,200
ENTERTAINMENT

CONSTRUCTION MATERIALS	FLORIDA ROCK	42,000	1,625,820

	MARTIN MARIETTA MAT.	45,000	3,807,900

	VULCAN MATERIALS	36,200	2,832,650
			8,266,370

COMMERCIAL SERVICE	McGRATH RENTCORP	213,600	5,468,160

RETAIL STORES	ROSS STORES, INC	304,041	7,725,681

HOME FURNISHING	ETHAN ALLEN INTERIOR	25,591	886,984

INVESTMENT	FEDERATED INVESTORS	221,900	7,502,439
MANAGEMENT
	FRANKLIN RESOURCES	25000	2,643,750
			10,146,189

MEDIA	MEREDITH CORP	72,173	3,560,294

PUBLISHING	COURIER CORP.	197,250	7,325,865

	JOHN WILEY & SON	214,650	7,729,546
			15,055,411

RECREATION VEHICLES	WINNEBAGO INDUSTRIES	202,500	6,354,450

RETAIL APPAREL	LIZ CLAIBORNE INC.	60,174	2,377,474

TRANSPORTATION	HEARTLAND EXPRESS	250,533	3,928,357

	FORWARD AIR CORP	45,000	1,489,050
			5,417,407

WHOLESLE DISTRIBUTION	CDW CORP	119,100	7,346,088

ELECTRONIC EQUIPMENT	COGNEX CORP	45,700	1,154,382

TOTAL COMMON SHARES			130,023,374

TREASURY BILLS	US TREASURY BILL 11-24-06	8,000,000	7,943,720

MONEY MARKET FUNDS	FIRST AMERICAN TREASURY FUND	3,717,546	3,717,546

TOTAL INVESTMENTS:			141,684,640

Notes to Schedule of Investments (unaudited)

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 21, 2006

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	November 21, 2006